Right-of-use assets - Summary of right of use assets (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions		INR (₨)	USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation		₨ 5,911
Ending balance		16,748	$ 222
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		17,095
Additions		4,949
Additions through Business combinations		364
Disposals		(147)
Translation adjustment		428
Ending balance		22,689
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,003
Ending balance		2,003
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		11,502
Additions		3,520
Additions through Business combinations		364
Disposals		(41)
Translation adjustment		279
Ending balance		15,624
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,941
Additions	[1]	1,210
Disposals	[1]	(47)
Translation adjustment	[1]	132
Ending balance	[1]	4,236
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		649
Additions		219
Disposals		(59)
Translation adjustment		17
Ending balance		826
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals		(75)
Depreciation		5,911
Translation adjustment		105
Ending balance		5,941
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation		27
Ending balance		27
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals		(18)
Depreciation		3,884
Translation adjustment		62
Ending balance		3,928
Accumulated depreciation and amortisation [member] | Plant and machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals	[1]	(47)
Depreciation	[1]	1,731
Translation adjustment	[1]	37
Ending balance	[1]	1,721
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disposals		(10)
Depreciation		269
Translation adjustment		6
Ending balance		₨ 265

[1]	Includes computer equipment.